UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22891

Little Harbor Multistrategy Composite Fund

 (Exact name of registrant as specified in charter)

30 Doaks Lane
Marblehead, Massachusetts 01945

 (Address of principal executive offices) (Zip code)

Randall Carrigan, Esq.
Managing Principal, Chief Legal and Compliance Officer
Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts 01945

 (Name and address of agent for service)

Registrant's telephone number, including area code: (781) 639-3000

Copy To:

John Hunt, Esq.
Nutter, McClennen & Fish LLP
155 Seaport Boulevard
Boston, Massachusetts 02210

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Financial Statements

For the Period Ended September 30, 2015 (unaudited)

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)

Table of Contents

For the Period Ended September 30, 2015 (unaudited)

Schedule of Investments	1-2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-16
Other Information	17

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Schedule of Investments - September 30, 2015 (unaudited)

					Redemption
			% of Net	Redemptions	Notification
Investments in Investee Funds (92.1%)	Cost	Fair Value	Assets	Permitted	Period
Hedged Equity Strategies (47.3%) (See Note 2)
Buckingham RAF Partners L.P. [a,b]	$766,164	$797,738	11.7%	Monthly [c]	30 days
Corsair Capital Partners 100, L.P. [a,b]	880,000	811,467	11.9%	Monthly [c]	45 days
Hadron Fund, L.P. [a,b]	806,582	802,377	11.7%	Monthly [c]	30 days
Zadig Fund [a,b]	803,931	821,677	12.0%	Monthly [c]	30 days
Total Hedged Equity Strategies		$3,233,259

Global Macro Strategies (34.0%) (See Note 2)
Argonaut Macro Partnership, L.P. [a,b]	$780,709	$769,416	11.2%	Monthly [c]	30 days
Eclipse Global Partners, L.P. [a,b]	830,267	739,188	10.8%	Monthly [c]	30 days
Revolution Capital Management Alpha Fund, L.P. [a,b]	816,840	819,227	12.0%	Monthly [c]	30 days
Total Global Macro Strategies		$2,327,831

Opportunistic Value in Credit and Equity
Securities Strategies (10.8%) (See Note 2)
New Generation Limited Partnership [a,b]	$800,000	$737,040	10.8%	Quarterly [c]	30 days
Total Opportunistic Value in Credit and Equity Securities Strategies
Total Investments in Investee Funds (cost $6,484,493)		$6,298,130

Short-Term Investment (7.0%)	Shares	Fair Value
Fidelity Institutional Money Market Portfolio, Class I, 0.08% [d]	476,668	$476,668
Total Short-Term Investment (cost $476,668)		$476,668

Total Investments (cost $6,961,161) (99.1%)		$6,774,798

Other assets less liabilities (0.9%)		62,672
Net Assets - 100.0%		$6,837,470

				Unrealized
	Expiration	Number of	Notional	Appreciation
Futures Contracts	Date	contracts	Amount	(Deprecation)
Long Contracts
E-MINI S&P 500	Dec-2015	5	477,175	$8,912

[a]	Non-income producing.
[b]	Investee Funds are issued in private placement transactions and as such are restricted as to resale and redemption frequency, as further discussed in footnotes.
[c]	Up to 25% of the balance can be withdrawn quarterly.
[d]	Variable rate security; represents the 7 day yield as of September 30, 2015.

There were no individual investments in any Investee Fund that exceeded 5% of the Fund’s net assets on a  proportional basis.
There are also no unfunded commitments to the Investee Funds.

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Schedule of Investments - September 30, 2015 (unaudited) (continued)

INVESTMENT TYPE AS A PERCENTAGE OF TOTAL INVESTMENTS AS FOLLOWS (unaudited):

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Statement of Assets and Liabilities - September 30, 2015 (unaudited)

Assets
Investments in Investee Funds, at fair value (cost $6,484,493)	$6,298,130
Short-term investments, at fair value (cost $476,668)	476,668
Cash held with broker	126,189
Unrealized appreciation on open futures contracts	8,912
Advance investment fund contributions	12,000
Prepaid assets	94,474
Other receivables	8,327
Total Assets	7,024,700

Liabilities
Investment Advisor fees payable	6,375
Shareholder subscriptions received in advance	100,000
Investee Fund redemptions received in advance	61,000
Accounting and administration fees payable	7,769
Transfer agent fees payable	5,522
Shareholder servicing fees payable	1,440
Custodian fees payable	5,124
Total Liabilities	187,230

Components of Net Assets
Paid-in capital	7,207,227
Net Investment Loss	(224,202)
Net realized gain on investments and futures	31,896
Net unrealized appreciation on investments	(177,451)
Total Net Assets	$6,837,470

Net asset value per share of beneficial interest (Total net assets divided by 14,406 shares of beneficial interest outstanding)	$474.62
Offering price per share (net asset value plus sales charge of 2% of offering price)	$484.31

Number of authorized shares of beneficial interest	632,085
Number of outstanding shares of beneficial interest	14,406

*	Based on $300,000,000 total contributions by the current Net Asset Value.

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Statement of Operations - For the Period Ended September 30, 2015 (unaudited)

Investment income
Interest	$184
Total investment income	184
Expenses
Investment management fees (see Note 3)	71,128
Professional fees	67,015
Accounting and administration fees (see Note 4)	47,294
Insurance expense	19,084
Transfer agent fees	18,748
Custodian fees	11,202
Shareholder servicing fees (see Note 3)	8,891
Registration fees	6,881
Other expenses	5,434
Total expenses, before reimbursement from Investment Manager	255,677

Expense reimbursement (see Note 3)	(31,291)
Net expenses	224,386
Net investment loss	(224,202)

Net realized gains and unrealized appreciation
on investments and futures
Net realized gain of investments	9,493
Net realized gains on futures	6,292
Net change in unrealized appreciation on futures	8,912
Net change in unrealized depreciation on investments	(295,808)
Net realized gain and unrealized appreciation of investments and futures	(271,111)

Net decrease in Net Assets resulting from operations	$(495,313)

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Statement of Changes in Net Assets - For the Period Ended September 30, 2015 (unaudited)

Operations
Net investment loss	$(224,202)
Net realized gains on futures	9,493
Net realized gains on investments	6,292
Net change in unrealized appreciation of futures	8,912
Net change in unrealized depreciation of investments	(295,808)
Net decrease in Net Assets resulting from operations	$(495,313)

Capital Share Transactions
Capital contributions	$2,009,250
Capital redemptions	$(265,052)
Increase in Net Assets from capital share transactions	$1,744,198

Total Increase	$1,248,885

Net Assets
Beginning of period	5,588,585
End of period	$6,837,470

Share of Beneficial Interest (Shares) Activity
Shares beginning of period	10,970
Share contributions	3,975
Share redemptions	(539)
Shares end of period	14,406
Net increase in outstanding shares from share activity	3,436

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Statement of Cash Flows - For the Period Ended September 30, 2015 (unaudited)

Cash flows from operating activities:
Net decrease in Net Assets resulting from operations	$(495,313)
Adjustments to reconcile net decrease in Net Assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(9,493)
Net purchases of investments in Investee Funds	(2,075,000)
Net purchases of short-term investments	(266,761)
Net change in unrealized depreciation on investments	286,896
Increase in advance investment fund contributions	1,138,000
Increase in interest receivable	(44)
Increase in prepaid assets	(46,228)
Decrease in due from Investment Manager	11,746
Increase in other receivables	(8,275)
Decrease in shareholder subscriptions received in advance	(960,000)
Increase in Investee Fund redemptions received in advance	61,000
Increase in Investment Advisor fees payable	6,375
Decrease in professional fees payable	(38,185)
Decrease in accounting and administartion fees payable	(7,247)
Decrease in incentive fee payable	(12,581)
Decrease in transfer agent fees payable	(284)
Decrease in shareholder servicing fees payable	(193)
Increase in custodian fees payable	4,787
Decrease in other payable	(9,061)
Net cash used in operating activities	(2,419,861)

Cash flows from financing activities:
Capital contributions	2,009,250
Captial redemptions	(265,052)
Net cash provided by financing activities	1,744,198

Net change in cash	(675,663)

Cash at beginning of period*	801,852
Cash at end of period*	$126,189

*	This represents cash held at the broker. For credit specific risks, which includes amounts held at the broker, see Note 7.

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Financial Highlights - For the Period Ended September 30, 2015

NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD	$509.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(16.21)
Net realized and unrealized losses on investments and futures	(18.61)

Net Decrease in Net Assets from Operations	(34.82)

NET ASSET VALUE PER SHARE, END OF PERIOD	$474.62

TOTAL RETURN BEFORE INCENTIVE FEE (2)	(6.83	)%(3)
TOTAL RETURN AFTER INCENTIVE FEE	(6.83	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	6,837
Net investment loss to average net assets, excluding incentive fee	(6.55	)%(4)
Ratio of gross expenses to average net assets, excluding incentive fee	7.46	%(4)
Ratio of expense reimbursement to average net assets	(0.91	)%(4)
Ratio of expense waivers to average net assets	(0.57	)%(4)
Ratio of net expenses to average net assets, excluding incentive fee	7.46	%(4)
Ratio of incentive fee to average net assets	0.00%
Ratio of net expenses, including incentive fee	7.46	%(4)
Portfolio Turnover	10.08	%(4)

(1)	Calculated using average montly shares outstanding during the period.
(2)	Total return before and total return after incentive is the same due to no incentive expense.
(3)	Not annualized.
(4)	Annualized.
The financial ratios do not reflect the Fund's share of income and expenses of the underlying Investee Funds.

See Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited)

1.            ORGANIZATION
 Little Harbor MultiStrategy Composite Fund (the “Fund”) was organized as a Delaware statutory trust on September 13, 2013 and commenced operations on February 2, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Little Harbor Advisors, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to realize long-term, risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed-income markets. The Fund intends to pursue its investment objective by investing primarily in U.S. and non-U.S. equities of companies with any market capitalization, fixed income securities of any quality, currencies, derivative instruments, futures contracts, options on futures contracts, and commodities through the allocation of the Fund’s assets among separate accounts (each, a “Portfolio Account”).

Each Portfolio Account is managed by a separate portfolio adviser (each, a “Portfolio Adviser”) selected by the Investment Manager, subject to the approval of the Trustees of the Fund (the “Trustees”) and shareholders of the Fund (each, a “Shareholder”).  Each Portfolio Adviser is expected to employ a proprietary investment strategy in managing those Fund assets allocated to it. The Portfolio Advisers’ investment strategies are intended to be complementary to allow the Fund to pursue its objective in a variety of market conditions. Subject to the direction of the Investment Manager, a Portfolio Adviser will invest some or all of those Fund assets allocated to it in a collective investment fund, such as a hedge fund, over which the Portfolio Adviser or one of its affiliates has investment discretion, (each an “Investee Fund”).

By investing in an Investee Fund indirectly through the Fund, a Shareholder will bear the expenses (but not any management or incentive fees as stated in the agreement between the Fund and the Investee Fund or the Portfolio Adviser) of the Investee Fund in addition to the expenses of the Fund.

The Fund is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (ASC) 946, Financial Services—Investment Companies (“ASC 946”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting
The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b. Cash
Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Little Harbor MultiStrategy Composite Fund
 (a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Valuation of Investments
The Trustees are responsible for the valuation of the Fund’s assets and liabilities. They have delegated such responsibilities to the Investment Manager. The Trustees have approved procedures pursuant to which the Fund will value its investments in accordance with U.S. GAAP, which requires that the Fund’s investment securities be recorded at fair value. Under the valuation procedures adopted by the Trustees, assets of the Fund held directly and for which market quotations are readily available will be valued at their current market value. Assets for which no market quotations are readily available will be valued at fair value. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In these circumstances, the Trustees will reevaluate their fair value methodology to determine what, if any, adjustments should be made to the methodology.

The fair value of investments in the Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. The fair value of investments in the Investee Funds is generally determined using the daily gross return performance of each Investee Fund, or its equivalent, as a practical expedient for fair value.  The Fund may, as a practical expedient, estimate fair value of an Investee Fund based on the daily gross return performance of each Investee Fund, as provided by each Portfolio Adviser.

The Fund values investments in securities and securities sold short that are freely tradable and are listed on a national securities exchange or reported on the NASDAQ national market at their last sales price. Securities which are not listed and listed securities in which there were no transactions on the date of valuation, are valued at their last reported “bid” price if held long, and last reported “asked” price if sold short. Money market instruments and other temporary cash equivalent investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date.

May 2015, the FASB issued Accounting Standards Update (ASU No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)) which amends disclosure requirements of Accounting Standards Codification Topic 820, Fair Value Measurement, for reporting entities that measure the fair value of an investment using the net asset value per share (or its equivalent) as a practical expedient. The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient, and also remove the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for the Fund’s fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, with early application permitted. The Advisor has chosen to early adopt ASU 2015-07 as of April 1, 2015.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
c. Valuation of Investments (continued)
The following is a summary categorization of the Fund's investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2015:

Investment				Investments
Category	Level 1	Level 2	Level 3	Valued at NAV	Total Investments
Investee Funds
Global Macro Strategies	$-	$-	$-	$3,233,259	$3,233,259
Hedged Equity Strategies	-	-	-	2,327,831	2,327,831
Opportunistic Value in Credit and Equity Securities Strategies	-	-	-	737,040	737,040
Short-Term Investment	476,668	-	-	-	476,668
Total Investments	$476,668	$-	$-	$6,298,130	$6,774,798

Other Financial Instruments*
Futures Contracts Purchased	$8,912	$-	$-	$-	$8,912
Total Other Financial Instruments	$8,912	$-	$-	$-	$8,912

*	Other Financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/(depreciation).

(a)            Hedged Equity strategies maintain at least 50% exposure to, and may in some cases be entirely invested in, equity and equity derivatives - both long and short. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Strategies can also employ an investment process primarily focused on equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other situations identified via fundamental research that are likely to result in a corporate transactions or other realization of shareholder value through the occurrence of some identifiable catalyst.

(b)            Global Macro are strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. In most cases the strategies are principally but not exclusively invested in managed futures and index securities. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods in which the overriding investment thesis is predicated on the impact movements in underlying macroeconomic variables may have on security prices.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
c. Valuation of Investments (continued)

(c)            Opportunistic Value in Credit and Equity Securities strategies use a distressed-bonds and equities strategy with both long and short positions, primarily using a bottom-up, fundamental approach, including financial modeling, extensive capital structure analysis and market monitoring techniques, to help identify profit opportunities in securities of companies that are restructuring or that are otherwise turning around.

The Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Fund uses the NAV reported by the Investee Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different that the reported NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the Fund as of the valuation date.

Futures Contracts: The Fund may purchase and sell futures contracts to manage cash flows, enhance yield, and provide portfolio diversification. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended September 30, 2015, the Fund had an average of three futures contracts outstanding on a monthly basis. The average number of contracts is based on the average monthly outstanding contracts held during the period ended September 30, 2015.    The Fund had $6,292 in net realized gains on futures contracts for the period ended September 30, 2015, which is recorded on the Statement of Operations using this account.

d. Investment Transactions, Investment Income and Realized and Unrealized Gains and Losses
The Fund initially records distributions of cash from each Investee Fund at fair value based on the information from distribution notices when distributions are received. Thus, the Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Fund's share of net investment income or (loss) based upon information received regarding distribution, from each Investee Fund. Unrealized appreciation/ (depreciation) on investments, within the Statement of Operations, includes the Fund's share of unrealized gains and losses, realized undistributed gains, and undistributed net investment income or (loss) from each Investee Fund for the relevant period. Realized gains and losses from all investments are calculated based on average cost methodology. Purchases of investments in Investee Funds are recorded as of the first day of legal ownership of each Investee Fund. Sales of Investee Funds are recorded as of the last day of legal ownership or participation in each Investee Fund. For all other investments, the Fund records investments on a trade date basis. Interest income is recorded on an accrual basis.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
e. Fund Expenses
The Fund will pay all of its expenses, or reimburse the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, fees for custody of Fund securities holdings, transfer agency and shareholder servicing, fund administration, legal and independent auditing.

f. Income Tax Information & Distributions to Shareholders
The Fund has elected to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies ("RICs") and to distribute substantially all of its net investment income and any net realized gains to its shareholders ("Shareholders").  Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund's tax returns, as defined by Internal Revenue Service (the "IRS") statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits.

The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2015, the following amounts were reclassified:

Paid-in capital	$(66,971)
Accumulated net investment loss	77,712
Accumulated net realized gains (losses) on investments and futures	(10,741)

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
f. Income Tax Information & Distributions to Shareholders (continued)
At September 30, 2015, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year end were as follows:

Gross unrealized appreciation	$2,870,470
Gross unrealized depreciation	(3,056,833)
Net unrealized appreciation/(depreciation)	$(186,363)
Tax cost	$6,961,161

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	16,111
Tax accumulated earnings	16,111
Accumulated capital and other losses	-
Unrealized appreciation (depreciation)	109,445
Other differences	-
Distributable net earnings (deficit)	$125,556

g. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment management agreement with the Investment Manager. The Investment Manager is entitled to a management fee (the "Management Fee"), computed and payable monthly, in arrears, at an annual rate of 2.00% percent of the Fund's net assets. The Management Fee is paid directly to the Investment Manager by the Fund. For the period ended September 30, 2015, the total Management Fee was $71,128.

In addition to the Management Fee, the Investment Manager is paid an incentive fee (the "Incentive Fee") pursuant to the Investment Management Agreement. The Incentive Fee is calculated based on the performance of the Fund as a whole, and not separately for each Investee Fund. The Incentive Fee is calculated and paid quarterly in arrears. The amount of the Incentive Fee for any quarter equals 20 percent of the Fund's "Pre-Incentive Fee Net Profits" (as defined below) for that quarter. The Fund's "Pre-Incentive Fee Net Profits (or Losses)" for a specific quarter means an amount equal to (a) the sum of the interest income, dividend income and any other income accrued by the Fund during the quarter and all realized and unrealized gains during such quarter, minus (b) the Fund's accrued operating expenses for the quarter (including the Management Fee), other than the Incentive Fee due for that quarter, and all realized and unrealized losses during such quarter. No Incentive Fee will be payable, however, for any quarter unless all Pre-Incentive Fee Net Loss from prior quarters has been recovered in full by the Fund, occasionally referred to as a "high water mark" calculation. The Pre-Incentive Fee Net Losses, if any, to be recovered before payment of any Incentive Fees will be reduced proportionately in the event of withdrawals by Shareholders. There is no guarantee that the Fund will have any Pre-Incentive Fee Net Profits in any fiscal quarter.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

3. INVESTMENT MANAGEMENT AND RELATED PARTY TRANSACTIONS (continued)
All Management and Incentive Fees are paid directly to the Investment Manager by the Fund. All amounts owed to the Portfolio Advisers for serving as sub-advisers to the Fund are owed by the Investment Manager.  The Portfolio Advisers are each paid a portion of the Management and Incentive Fees received by the Investment Manager based on the percentage of Fund assets allocated to the Portfolio Account managed by the Portfolio Adviser.   No Portfolio Adviser receives a management fee or an incentive fee or performance allocation from a collective investment fund managed by the Portfolio Adviser or any of its affiliates (including an Investee Fund) that relates to an investment in that collective investment fund by the Fund.

The Investment Manager has contractually agreed, through March 31, 2016, to waive some or all of the fees that it receives from the Fund and/or reimburse the Fund for some or all of the expenses incurred by the Fund if the fund administration and Fund accounting servicing fees exceed an annual rate of 0.45 percent of the Fund's net assets. For the period ended September 30, 2015, the Investment Manager waived fees of $31,291, which is subject to recoupment by the Investment Manager through February 2, 2018. The Fund has agreed to repay the Investment Manager, provided that: (a) reimbursement for Fund administration expenses and organizational and offering costs (each as defined below) will be made only if payable not more than three years from the date the Fund commences investment operations; and (b) reimbursement will only be made to the extent that Fund administration expenses are less than the annual rate of 0.45 percent of the Fund's net assets. The Fund's organizational costs will be expensed at the time they are deemed to be a Fund liability or obligation (either when they are paid or can be  determined to be probable and estimable) and offering costs will be deferred and amortized over the ensuing 12 months at the time they are deemed to be a Fund liability or obligation.

Pursuant to a shareholder servicing agreement, the Fund pays the Investment Manager or one of its affiliates (in such capacity, the "Servicing Agent") an ongoing shareholder servicing fee at an annualized rate of 0.25 percent of the average net assets of the Fund for personal services provided to Shareholders and/or the maintenance of Shareholder accounts including, among others, responding to Shareholder inquires and providing information on their investments in the Fund (the "Shareholder Servicing Fee"). The Shareholder Servicing Fee will be paid to the Servicing Agent out of the Fund's assets and will decrease the net profits or increase the net losses of the Fund. The Servicing Agent may waive (to all investors on a pro rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent may delegate some or all of its servicing responsibilities to one or more service providers. For the period ended September 30, 2015, the Shareholder Servicing Fee was $8,891.

Foreside Fund Services, LLC acts as distributor (the "Distributor") to the Fund.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

4.  ADMINISTRATION AND CUSTODY AGREEMENT
UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.  At September 30, 2015, the total administration fees were $47,294.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

5.  INVESTMENT TRANSACTIONS
For the period ended September 30, 2015, total purchases and sales, other than short-term securities, amounted to $2,680,000 and $605,000, respectively.
6.  INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

7.  RISK FACTORS
In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Fund invests in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds. The Fund may be exposed to these risks whether it enters into those types of transactions directly or whether it invests in an Investee Fund that enters into those types transactions.  To the extent that the Fund invests in an Investee Fund, the Fund is exposed to those risks to which the Investee Fund is exposed.

Market Risk: The values of Fund investments are affected by general economic and market conditions, such as changes in interest rates, the availability of credit to investors, issuers and others, credit defaults rates, inflation rates, economic uncertainty, changes in laws, including laws relating to taxation of the Fund's investments, trade barriers, currency exchange controls, and national and international political circumstances, including wars, terrorist acts or security operations.

Credit Risk: Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Financial Statements – September 30, 2015 (unaudited) (continued)

8.  FUND TERMS
a.  Issuance of Shares
The Fund is authorized to issue up to $300,000,000 in Shares of beneficial interest (“Shares”). The Fund will issue Shares as of the first business day of the month or at such other times as determined by the Trustees upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's Prospectus.

b.  Repurchase of Shares
The Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy to make repurchase offers quarterly. The Trustees will determine the percentage of Shares that are be subject to any repurchase offer, which will range from 5 percent to 25 percent of the Fund's outstanding Shares at the time of the repurchase offer. The Fund does not expect to impose any direct charges on repurchases of Shares in the Fund.  The Fund expects the next repurchase offer to be issued in November 2015.

9.  SUBSEQUENT EVENTS
As of the date the financial statements were issued, the Fund issued an additional 211 of Shares after the period ended September 30, 2015. Subsequent events occurring have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Fund's Financial Statements and Notes to Financial Statements.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Other Information (unaudited) – September 30, 2015

Proxy Voting
The Fund has delegated proxy voting responsibilities to the Investment Manager, and the Investment Manager has further delegated those responsibilities to the Portfolio Advisers, in each case subject to the Trustees' general oversight.  A description of the policies and procedures used to vote proxies related to the Fund's portfolio securities, and information regarding how the Fund voted proxies relating to their portfolio securities during the period ending June 30, 2015 will be available (i) without charge, upon request, by calling toll free, 1-844-454-2672 and (ii) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available, without charge and upon request by calling toll free 1-844-454-2672, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Additional Information
The Fund's registration statement includes additional information about the Trustees. The registration statement is available, without charge, upon request by calling 1-844-454-2672.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Other Information (unaudited) – September 31, 2015 (continued)

BACK COVER

Little Harbor MultiStrategy Composite Fund

(a Delaware Statutory Trust)

30 Doaks Lane

Marblehead, Massachusetts 01945

Custodian
UMB Bank, N.A.
928 Grand Blvd.
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

 Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Auditor

RSM US LLP
80 City Square
 Boston, Massachusetts 02129

Fund Counsel

Nutter, McClennen & Fish, LLP
Seaport West
155 Seaport Boulevard
Boston, Massachusetts 02210

This report, including the financial information herein, is transmitted to the shareholders of Little Harbor MultiStrategy Composite Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities or other financial instrument mentioned in this report.

You can request a copy of the Fund's prospectus and statement of additional information without charge by calling the Fund's transfer agent at 1-844-454-2672.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Apr. 1-30, 2015	0	0	0	0
May. 1-31, 2015	0	0	0	0
Jun. 1-30, 2015	198	$505.21	0	0
Jul. 1-31, 2015	0	0	0	0
Aug. 1-31, 2015	0	0	0	0
Sep. 1-30, 2015	242	$478.20	0	0
Oct. 1-31, 2015	0	0	0	0
Nov. 1-30, 2015	0	0	0	0
Dec. 1-31, 2015	0	0	0	0
Jan. 1-31, 2016	0	0	0	0
Feb. 1-29, 2016	0	0	0	0
Mar. 1-31, 2016	0	0	0	0
Total	440	$490.35	0	0

*
On April 6, 2015, May 15, 2015 and August 17, 2015, the Registrant offered to repurchase up to 5%, 25% and 5% respectively, of the Registrant’s total outstanding shares, or 737, 3,686, and 732 shares, respectively, pursuant to its periodic repurchase plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to this filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Little Harbor Multistrategy Composite Fund

By (Signature and Title)	/s/ John J. Hassett
John J. Hassett, President & Chief Executive Officer
(principal executive officer)

Date	December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John J. Hassett
John J. Hassett, President & Chief Executive Officer
(principal executive officer)

Date	December 4, 2015

By (Signature and Title)	/s/ David Hausler
David Hausler, Treasurer
(principal financial officer)

Date	December 4, 2015